Label		Element	Value
Service Class Prospectus | GuideMark(SM) Global Real Return Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GuideMark(SM) Global Real Return Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock
GuideMark® Global Real Return Fund (the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.  Real return is defined as total return (consisting of capital appreciation and current income) reduced by the expected impact of inflation.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.46% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	33.46%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in Service Shares of the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The example does not reflect the voluntary fee waiver.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
In seeking real return, under normal circumstances, the Fund invests at least 80% of its assets in exchange-traded products (“ETPs”) that provide exposure to four “real return” asset classes:  commodities and commodity-related securities, natural resource equity securities, real estate investment trusts (“REITs”) and other real estate-related investments, and inflation-protected debt securities.  The Fund’s sub-advisor intends to manage the portfolio tactically using a combination of ETPs, including exchange-traded funds (“ETFs”), commodity pools or trusts and/or passively managed index funds (“Underlying Funds”), and may also invest directly in securities and other ETPs, such as exchange-traded notes (“ETNs”).  The Fund’s investments are expected to provide global exposure through investment in U.S. and international securities, including developing markets.  The Fund, through its investments in ETPs, will generally invest at least 20% of its assets in securities of issuers economically tied to countries other than the United States and will generally hold securities of issuers economically tied to at least 10 countries, including the United States.

Commodities/Natural Resources.  Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock and precious metals.  The Fund’s investments in Underlying Funds provide exposure to the commodities markets directly through investment in physical commodities, as well as indirectly through equity investments in commodity-related and natural resource-oriented industries.  The Underlying Funds, or the Fund, may invest in commodity-linked or commodity index-linked derivative instruments such as commodity options contracts, futures contracts, options on futures contracts and commodity-linked notes and swap agreements.

Real Estate-Related Securities.  The Fund’s investment in Underlying Funds provides exposure, primarily through REITs, to domestic and foreign companies that are primarily engaged in the real estate industry (real estate companies).

Inflation-Protected Debt Securities.  Inflation-protected debt securities are fixed income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.  With respect to this portion of its portfolio, the Fund will invest in Underlying Funds that hold U.S. Treasury Inflation Protected Securities (“TIPS”) as well as foreign currency-denominated inflation-protected securities.

The Fund’s basic strategic target allocation mix is approximately as follows: 20% commodities, 35% natural resource equities, 15% real estate, and 30% inflation-protected debt securities.  Tactical decisions to overweight or underweight a particular asset class, or to invest in sub-categories within an asset class, are made in an effort to add value relative to the basic strategic target allocations.

Although the sub-advisor will invest new assets and reinvest dividends based on the target allocations at such time, the Fund’s allocations could change substantially over time as the Underlying Funds’ asset values change due to market movements, and due to portfolio management decisions.

Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of the money you have invested in the Fund.  The Fund is subject to a number of risks either directly or indirectly through its investment in Underlying Funds.  The following risks could affect the value of your investment in the Fund:

Management Risk:  An investment or allocation strategy used by the Advisor or a sub-advisor may fail to produce the intended results.

Market Risk:  The value of the Fund’s investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk:  An ETF may represent a portfolio of securities, or may use derivatives in pursuit of its stated objective.  The risks of owning an ETF generally reflect the risks of owning the underlying securities held by the ETF, although a lack of liquidity in an ETF could result in it being more volatile.  ETFs have management fees and other expenses which the Fund will indirectly bear.

Pooled Investment Vehicle Risk: Pooled investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the underlying pooled investment vehicle and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying pooled investment vehicles are subject to specific risks, depending on the nature of the vehicle.

Commodities Risk:   The Fund’s investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities.  Commodity-linked investments may have a substantial risk of loss with respect to both principal and interest, and their returns may deviate significantly from the return of the underlying commodity, instruments, or measures. The ability of the Fund to invest in commodity-linked investments without exposing the Fund to entity-level tax is limited under the Internal Revenue Code.

Agricultural Sector Risk:  Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely affect related investments.

Energy Sector Risk:  Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Metal and Mining Sector Risk:  The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, resource availability, the success of exploration projects, commodity prices, and tax and other government regulations.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate, in addition to the risks of poor performance by a REIT’s manager, changes to tax laws, and failure by the REIT to qualify for favorable treatment.  REITs may have limited diversification and may not exhibit the same (or any) correlation with inflation that real estate or other real estate securities exhibit.

Inflation-Indexed Securities Risk:  Inflation-indexed securities have a tendency to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates lowered by the anticipated effect of inflation. In general, the price of an inflation-indexed security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-indexed securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable.

Foreign Securities Risk:  The risks of investing in foreign securities (including ADRs and GDRs) can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk:  In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, fewer shareholder protections, and more limited economies and securities markets.

Interest Rate Risk:  The market value of fixed income securities will fluctuate with changes in interest rates.  For example, when interest rates rise, the market value of fixed income securities declines.

Derivatives Risk:  A derivative is an instrument with a value based on the performance of an underlying currency, security, index or other reference asset.  The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments.  Derivatives may be illiquid, volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Alternative Strategies Risk:  Certain Underlying Funds that use alternative investment strategies may be subject to risks including, but not limited to, derivatives risk, liquidity risk, credit risk and commodities risk.  Certain alternative strategies involve the risk that a counterparty to a transaction will not perform as promised, which could result in losses to the Fund.  Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such investments.

Liquidity Risk:  Liquidity risk is the risk that certain investments may be difficult or impossible to buy or sell at the time and price that a Fund would like to buy or sell the security.

Credit Risk:  Individual issues of fixed income securities, such as ETNs, may be subject to the credit risk of the issuer.  The issuer of a fixed income security may experience financial problems, causing it to be unable to meet its payment obligations.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The bar chart and table that follow illustrate annual returns for Service Shares of the Fund for the periods ended December 31.  This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	GUIDEMARK® GLOBAL REAL RETURN FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
The year-to-date performance of the Fund’s Service Shares (as of June 30, 2015) was -2.63%.

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended March 31, 2012	6.70%
Worst Quarter:	Quarter ended September 30, 2014	-7.72%

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date performance
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(2.63%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.70%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(7.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.  In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2014
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Barclays U.S. TIPS Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.64%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	3.14%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Global Real Return Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(0.86%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	0.11%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees		rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses		rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses		rr_OtherExpensesOverAssets	0.54%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%
Total Annual Fund Operating Expenses	[1],[2]	rr_ExpensesOverAssets	1.90%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,026
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,222
Annual Return 2012		rr_AnnualReturn2012	8.85%
Annual Return 2013		rr_AnnualReturn2013	(3.82%)
Annual Return 2014		rr_AnnualReturn2014	(6.80%)
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(6.80%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(3.71%)
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Apr. 01, 2011
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(7.05%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(3.93%)
Service Class Prospectus | GuideMark(SM) Global Real Return Fund | Service Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(3.70%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	(2.79%)

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other investment companies, including money market funds and other mutual funds, closed end funds, or business development companies. Note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses, but includes the expense reductions generated when the Fund loaned its portfolio securities.
[2]	Effective April 23, 2014, AssetMark, Inc., the investment adviser to the Fund ("AssetMark" or the "Advisor") implemented a voluntary 0.10% waiver of its 0.65% Management Fee, and the waived Management Fees cannot later be recouped by AssetMark.